INVESTMENT IN JOINTLY CONTROLLED ENTITY (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN JOINTLY CONTROLLED ENTITY [Abstract]
Components of Investment in Jointly Controlled Entity

	Investment in a jointly controlled entity	Shareholders’ loan	Subtotal	Shares of loss	Total
At October 1, 2011	500	10,000	10,500	(1,346)	9,154
Share of loss	—	—	—	(853)	(853)

At December 31, 2011	500	10,000	10,500	(2,199)	8,301

Share of loss	—	—	—	(1,676)	(1,676)

At December 31, 2012	500	10,000	10,500	(3,875)	6,625